UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23419

LEADER FUNDS TRUST

(Exact name of registrant as specified in charter)

315 W. Mill Plain Blvd., Suite 204, Vancouver, WA 98660

(Address of principal executive offices) (Zip code)

Capitol Services, Inc.

1675 South State Street

Suite B

Dover, DE 19901

(Name and address of agent for service)

Registrant's telephone number, including area code: 503-294-1010

Date of fiscal year end: May 31

Date of reporting period: _July 1, 2022 to June 30, 2023

This Form N-PX is filed by Leader Funds Trust. During the reporting period ended June 30, 2023, the Fund has no proxy voting record to report in this filing.

Registrant:	Leader Funds Trust - Leader Capital High Quality Income Fund	Item 1, Exhibit A
Investment Company Act file number: 811-23419
Reporting Period:	July 1, 2022 through June 30, 2023
Registrant: Leader Funds Trust – Leader Capital Short Term High Yield Bond Fund	Item 1, Exhibit A
Investment Company Act file number: 811-23419
Reporting Period:	July 1, 2022 through June 30, 2023

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By (Signature and Title)*	/s/ John Lekas, President
By:	John Lekas, President
Date:	August 4, 2023

*	Print the name and title of each signing officer under his or her signature.